SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Capital Growth Fund

The following replaces the disclosure in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund:

Owen Fitzpatrick, CFA                       Brendan O'Neill, CFA
Managing Director of Deutsche Asset         Director of Deutsche Asset Management
Management and Lead Manager of the fund.    and Portfolio Manager of the fund.
 o Joined Deutsche Asset Management and       o Joined Deutsche Asset Management
   the fund in 2009.                            in 2000 and fund in 2009.
 o Prior to joining Deutsche Asset            o Equity Research Analyst covering
   Management, he was Managing Director         the financial services sector
   of Deutsche Bank Private Wealth              since 2001.
   Management and served as head of U.S.      o Previously served as a member of
   Equity Strategy and manager of the           the Large Cap Core Equity team.
   U.S. large cap core, value and growth      o BA, Queens College, CUNY; MS,
   portfolios and member of the U.S.            Zicklin School of Business, Baruch
   Investment Committee and head of the         College.
   Equity Strategy Group.                   Thomas M. Hynes, Jr., CFA
 o Previous experience includes over        Director of Deutsche Asset Management
   21 years of experience in trust and      and Portfolio Manager of the fund.
   investment management. Prior to            o Portfolio manager for US Large Cap
   joining Deutsche Bank in 1995,               Equity: New York.
   managed an equity income fund, trust       o Joined Deutsche Asset Management
   and advisory relationships for               in 1995, served in DB Private
   Princeton Bank & Trust Company, where        Wealth Management from 1995-2004;
   he was also responsible for research         served as US equity portfolio
   coverage of the consumer cyclical            manager at Citigroup Asset
   sector. Previously served as a               Management from 2004-2007;
   portfolio manager at Manufacturer's          rejoined Deutsche Asset Management
   Hanover Trust Company.                       in 2007.
 o BA and MBA, Fordham University.            o Joined the fund in 2009.
                                              o BS, Fordham University.



               Please Retain This Supplement for Future Reference



December 7, 2009                                          [DWS INVESTMENTS LOGO]
DGF-3602                                                     Deutsche Bank Group